Schedule of Accounts Receivable (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Receivables [Abstract]
Accounts receivable	$ 3,537,282	$ 6,368,144
Provision for doubtful accounts	(103,087)	(106,839)
Net accounts receivable	$ 3,434,195	$ 6,261,305